CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital	Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Foreign currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 8	$ 150,366	$ 102	$ 9,503	$ 394	$ (28,697)	$ 131,676
Changes during the year;
Loss for the year							(37,509)	(37,509)
Other comprehensive income (loss) for the year		$ 0	0	146	0	(374)	0	(228)
Employee options exercised			1,040	0	0	0	0	1,040
Employee options exercised (in shares)	[1]
Share-based payment		$ 0	0	0	0	0	9,656	9,656
Balance at Dec. 31, 2022		8	151,406	248	9,503	20	(56,550)	104,635
Changes during the year;
Loss for the year			0	0	0	0	(15,887)	(15,887)
Other comprehensive income (loss) for the year		$ 0	0	0	42	(170)	0	(128)
Employee options exercised and vesting of restricted shares			2,118	0	0	0	0	2,118
Employee options exercised and vesting of restricted shares (in shares)	[1]
Share-based payment		$ 0	0	0	0	0	6,852	6,852
Balance at Dec. 31, 2023		8	153,524	248	9,545	(150)	(65,585)	97,590
Changes during the year;
Loss for the year			0	0	0	0	(5,631)	(5,631)
Other comprehensive income (loss) for the year		0	0	215	428	(2,454)	0	(1,811)
Issuance of ordinary shares		$ 1	63,190	0	0	0	0	63,191
Employee options exercised and vesting of restricted shares			4,001	0	0	0	0	4,001
Employee options exercised and vesting of restricted shares (in shares)	[1]
Share-based payment		$ 0	0	0	0	0	7,905	7,905
Balance at Dec. 31, 2024		$ 9	$ 220,715	$ 463	$ 9,973	$ (2,604)	$ (63,311)	$ 165,245

[1]	Presents less than 1 thousand